1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 92 .8%
Aerospace and Defense — 0 .2%
1,200 Ducommun Inc. † ..................................... $ 76,392
Automotive — 0 .7%
20,000 Iveco Group NV ........................................ 193,497
31,000 Pinewood Technologies Group plc ............ 139,324
332,821
Broadcasting — 2 .9%
26,000 Sinclair Inc. .............................................. 419,640
55,200 TEGNA Inc. .............................................. 1,009,608
1,429,248
Building and Construction — 7 .1%
800 Carrier Global Corp. .................................. 54,608
3,300 Champion Homes Inc. † ............................ 290,730
1,500 Lennar Corp. , Cl. B ................................... 198,225
11,510 Nobility Homes Inc. .................................. 379,830
6,000 Summit Materials Inc. , Cl. A † .................... 303,600
8,800 Vulcan Materials Co. ................................. 2,263,624
3,490,617
Business Services — 1 .9%
250,000 Clear Channel Outdoor Holdings Inc. † ....... 342,500
70,000 Dawson Geophysical Co. .......................... 91,700
2,000 Despegar.com Corp. † ............................... 38,500
2,000 eWork Group AB ...................................... 25,886
4,000 McGrath RentCorp ................................... 447,280
945,866
Cable and Satellite — 2 .1%
3,500 Liberty Broadband Corp. , Cl. A † ................ 260,260
3,500 Liberty Broadband Corp. , Cl. C † ................ 261,660
99,500 WideOpenWest Inc. † ................................ 493,520
1,015,440
Communications Equipment — 0 .3%
4,500 Digi International Inc. † ............................. 136,035
Computer Software and Services — 3 .4%
2,000 Altair Engineering Inc. , Cl. A † .................... 218,220
100 Esker SA .................................................. 27,015
400 Fiserv Inc. † .............................................. 82,168
9,500 HashiCorp Inc. , Cl. A † .............................. 324,995
6,000 Playtech plc † ............................................ 53,706
700 Rockwell Automation Inc. ......................... 200,053
15,000 SecureWorks Corp. , Cl. A † ........................ 126,900
5,000 Smartsheet Inc. , Cl. A † ............................. 280,150
4,000 Softchoice Corp. ....................................... 67,453
34,200 Stratasys Ltd. † ......................................... 304,038
1,684,698
Consumer Products — 1 .3%
4,500 Bang & Olufsen A/S † ................................ 5,869
8,000 Capri Holdings Ltd. † ................................. 168,480
8,500 iRobot Corp. † ........................................... 65,875
Shares
Market
Value
3,000 Manitex International Inc. † ....................... $ 17,400
1,000 Pactiv Evergreen Inc. ................................ 17,470
19,000 Revelyst Inc. † .......................................... 365,370
640,464
Containers and Packaging — 0 .1%
10,000 Ardagh Metal Packaging SA ...................... 30,100
Diversified Industrial — 6 .3%
7,000 Barnes Group Inc. .................................... 330,820
6,500 Hexcel Corp. ............................................ 407,550
107,500 Myers Industries Inc. (a) ........................... 1,186,800
550,000 Schmitt Industries Inc. † (b) ....................... 11,853
3,000 Target Hospitality Corp. † .......................... 28,995
35,000 Tredegar Corp. † ....................................... 268,800
8,000 United States Steel Corp. .......................... 271,920
5,000 Universal Stainless & Alloy Products Inc. † 220,150
44,600 Velan Inc. † ............................................... 335,093
3,061,981
Electronics — 0 .5%
31,607 VOXX International Corp. † ........................ 233,260
Energy and Utilities — 16 .2%
4,200 Alerion Cleanpower SpA ........................... 69,609
55,000 Algonquin Power & Utilities Corp. ............. 244,750
12,000 ALLETE Inc. ............................................. 777,600
125,000 Alvopetro Energy Ltd. ............................... 446,972
17,000 Avista Corp. ............................................. 622,710
13,000 ChampionX Corp. ..................................... 353,470
3,000 DMC Global Inc. † ..................................... 22,050
34,000 Endesa SA ................................................ 731,497
12,500 Energy Transfer LP ................................... 244,875
700 Expand Energy Corp. ................................ 69,685
900 Green Plains Inc. † .................................... 8,532
160,000 Gulf Coast Ultra Deep Royalty Trust † ......... 4,432
2,500 Hess Corp. ............................................... 332,525
2,500 KLX Energy Services Holdings Inc. † .......... 12,450
2,000 National Fuel Gas Co. ................................ 121,360
1,000 Neoen SA ................................................. 41,144
8,000 Northwestern Energy Group Inc. ............... 427,680
8,500 ONEOK Inc. .............................................. 853,400
9,500 Portland General Electric Co. ..................... 414,390
82,096 Profire Energy Inc. † .................................. 208,524
19,000 Severn Trent plc ....................................... 596,555
2,000 Southwest Gas Holdings Inc. .................... 141,420
19,000 TXNM Energy Inc. .................................... 934,230
9,000 UGI Corp. ................................................. 254,070
7,933,930
Entertainment — 9 .3%
22,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 897,600
8,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 306,080
2,000 Endeavor Group Holdings Inc. , Cl. A ......... 62,580
47,200 Fox Corp. , Cl. B (a) .................................... 2,158,928

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
120,000 IMAX China Holding Inc. † ......................... $ 113,871
3,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 252,120
3,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 277,980
128 Liberty Media Corp.-Liberty Live , Cl. A † .... 8,520
128 Liberty Media Corp.-Liberty Live , Cl. C † .... 8,712
14,000 Manchester United plc , Cl. A † ................... 242,900
20,000 MultiChoice Group † .................................. 114,460
11,000 Warner Bros Discovery Inc. † .................... 116,270
4,560,021
Equipment and Supplies — 0 .3%
22,000 DS Smith plc ............................................ 149,277
Financial Services — 5 .9%
6,000 AIX Inc. , ADR † ......................................... 6,600
5,000 Aquis Exchange plc † ................................ 43,660
800 Brookfield Asset Management Ltd. , Cl. A ... 43,352
3,200 Brookfield Corp. ....................................... 183,840
17,500 Cadence Bank .......................................... 602,875
2,566 CNFinance Holdings Ltd. , ADR † ................ 2,438
2,000 Enstar Group Ltd. † ................................... 644,100
2,319 First Bank ................................................. 32,628
10,500 First Horizon Corp. ................................... 211,470
1,000 ICC Holdings Inc. † ................................... 23,260
400 LCNB Corp. .............................................. 6,052
500 Moneylion Inc. † ....................................... 43,005
27,000 Navient Corp. ........................................... 358,830
7,684 Shore Bancshares Inc. .............................. 121,791
1,500 SouthState Corp. ...................................... 149,220
7,500 Synovus Financial Corp. ........................... 384,225
500 Village Bank and Trust Financial Corp. ....... 39,025
2,896,371
Food and Beverage — 1 .1%
24,000 Britvic plc ................................................. 393,297
3,000 Flowers Foods Inc. ................................... 61,980
11,200 GrainCorp Ltd. , Cl. A ................................. 50,883
500 Kellanova ................................................. 40,485
546,645
Health Care — 8 .7%
2,300 Amedisys Inc. † ........................................ 208,817
8,000 Avid Bioservices Inc. † .............................. 98,800
1,200 Bio-Rad Laboratories Inc. , Cl. A † .............. 394,212
2,500 Cross Country Healthcare Inc. † ................. 45,400
2,500 Globus Medical Inc. , Cl. A † ....................... 206,775
7,000 Grifols SA , ADR † ...................................... 52,080
100 ICU Medical Inc. † ..................................... 15,517
4,000 Idorsia Ltd. † ............................................ 3,623
1,000 Illumina Inc. † ........................................... 133,630
Shares
Market
Value
22,500 Perrigo Co. plc ......................................... $ 578,475
5,820 QIAGEN NV .............................................. 259,165
3,500 QuidelOrtho Corp. † ................................... 155,925
18,000 Revance Therapeutics Inc. † ...................... 54,720
38,000 SurModics Inc. † ....................................... 1,504,800
2,000 TherapeuticsMD Inc. † .............................. 1,720
45,000 Viatris Inc. ............................................... 560,250
4,273,909
Hotels and Gaming — 0 .4%
500 Everi Holdings Inc. † ................................. 6,755
2,000 Ryman Hospitality Properties Inc. , REIT .... 208,680
215,435
Machinery — 1 .5%
25,000 CFT SpA † (c) ............................................. 119,123
45,000 CNH Industrial NV .................................... 509,850
4,500 Valmet Oyj ............................................... 108,748
737,721
Materials — 0 .8%
4,000 Rogers Corp. † .......................................... 406,440
Media — 0 .1%
18,000 The E.W. Scripps Co. , Cl. A † ..................... 39,780
Metals and Mining — 2 .6%
37,000 Alamos Gold Inc. , Cl. A ............................. 682,280
4,257 Kinross Gold Corp. ................................... 39,536
5,000 Newmont Corp. ........................................ 186,100
15,000 Pan American Silver Corp. ........................ 303,454
100,000 Sierra Metals Inc. † ................................... 56,800
1,268,170
Publishing — 0 .5%
16,000 Lee Enterprises Inc. † ................................ 236,480
Real Estate — 0 .1%
4,000 Corem Property Group AB , Cl. B ............... 2,419
3,000 Healthcare Realty Trust Inc. , REIT ............. 50,850
25,000 Trinity Place Holdings Inc. † ...................... 1,672
54,941
Retail — 3 .1%
9,800 Albertsons Companies Inc. , Cl. A .............. 192,472
10,000 Bapcor Ltd. .............................................. 29,214
8,500 Macy's Inc. .............................................. 143,905
104,000 Sportsman's Warehouse Holdings Inc. † .... 277,680
25,400 Village Super Market Inc. , Cl. A ................. 810,006
12,400 Yamada Holdings Co. Ltd. ......................... 35,708
1,488,985
Semiconductors — 0 .1%
500 Silicon Motion Technology Corp. , ADR ...... 27,025
800 Tower Semiconductor Ltd. † ...................... 41,208
68,233

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals — 0 .9%
30,000 Arcadium Lithium plc † ............................. $ 153,900
2,000 Covestro AG † ........................................... 120,158
8,200 Mativ Holdings Inc. .................................. 89,380
13,500 SGL Carbon SE † ....................................... 55,936
419,374
Telecommunications — 8 .5%
3,100 Frontier Communications Parent Inc. † ...... 107,570
31,500 Juniper Networks Inc. ............................... 1,179,675
200,000 Koninklijke KPN NV .................................. 728,203
42,000 Liberty Global Ltd. , Cl. A † ......................... 535,920
20,000 Liberty Latin America Ltd. , Cl. A † .............. 127,200
12,000 Liberty Latin America Ltd. , Cl. C † .............. 76,080
7,000 Orange Belgium SA † ................................ 107,604
11,000 Parrot SA † ............................................... 32,360
1,000 Rogers Communications Inc. , Cl. B ........... 30,730
60,000 Spirent Communications plc † ................... 132,952
7,500 Sunrise Communications AG , Cl. A, ADR † . 323,100
125,000 Telefonica Deutschland Holding AG ........... 271,263
32,000 Telesat Corp. † .......................................... 526,080
4,178,737
Transportation — 0 .4%
8,000 Air Transport Services Group Inc. † ............ 175,840
Wireless Communications — 5 .5%
33,200 Millicom International Cellular SA , SDR ..... 813,807
380,321 NII Holdings Inc., Escrow † ....................... 133,112
9,000 Telephone and Data Systems Inc. .............. 306,990
23,200 United States Cellular Corp. † .................... 1,455,104
2,709,013
TOTAL COMMON STOCKS ........................ 45,436,224
CLOSED-END FUNDS — 0 .1%
30,000 Altaba Inc., Escrow † ................................. 42,750
RIGHTS — 0 .6%
Health Care — 0 .2%
6,700 ABIOMED Inc. , CVR † ................................ 11,725
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 650
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 650
20,000 Akouos Inc. , CVR † ................................... 10,000
4,000 Albireo Pharma Inc. , CVR † ....................... 9,000
13,000 Ambit Biosciences Corp. , CVR † (c) ............ 0
56,000 Chinook Therapeutics Inc. , CVR † .............. 28,000
4,000 CinCor Pharma Inc. , CVR † ........................ 12,000
10,000 Decibel Therapeutics Inc. , CVR † ............... 3,000
28,000 Epizyme Inc. , CVR † .................................. 560
5,000 Flexion Therapeutics Inc. , CVR † ................ 500
12,000 Fusion Pharmaceuticals Inc. , CVR † ........... 6,000
30,000 Gracell Biotechnologies Inc. , CVR † ........... 1,200
30,000 Icosavax Inc. , CVR † ................................. 9,000
Shares
Market
Value
75,000 Innocoll , CVR † (c) ..................................... $ 0
2,000 Landos Biopharma Inc. , CVR † .................. 5,020
15,000 Mirati Therapeutics Inc. , CVR † .................. 7,500
11,000 Ocera Therapeutics , CVR † ........................ 688
3,000 Opiant Pharmaceuticals Inc. , CVR † ........... 1,500
100,000 Paratek Pharmaceuticals Inc. , CVR † .......... 2,000
2,000 Prevail Therapeutics Inc. , CVR † ................ 400
2,000 Radius Health Inc. , CVR † .......................... 200
500 Sigilon Therapeutics Inc. , CVR † ................ 3,775
113,368
Materials — 0 .1%
17,500 Resolute Forest Products Inc. , CVR † ......... 35,000
Metals and Mining — 0 .3%
10,000 Kinross Gold Corp. , CVR † (c) .................... 0
400,000 Pan American Silver Corp. , CVR † .............. 148,000
148,000
TOTAL RIGHTS ......................................... 296,368
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .8%
$ 3,380,000 U.S. Treasury Bills,
4.264 % to 4.471% †† ,
02/20/25 to 03/27/25 ............................ 3,355,061
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.3%
(Cost $ 44,389,517 ) ............................... $ 49,130,403
Shares
Market
Value
SECURITIES SOLD SHORT — ( 0 .3 ) %
Building and Construction — ( 0 .3 ) %
1,000 Lennar Corp. , Cl. A ......................... $ 136,370
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 163,263 ) (d) ....... $ 136,370
(a) Securities, or a portion thereof, with a value of $2,110,280 were deposited with the broker as collateral for securities sold short.
(b) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) At December 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt